Income Taxes (Details) - Schedule of significant unrecognized tax benefits and unused tax losses - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Schedule of significant unrecognized tax benefits and unused tax losses [Abstract]
Share issuance costs	$ 21,000	$ 40,000
Office and equipment	6,000	19,000
Non-capital losses carried forward	262,000	1,039,000
Unrecognized deductible temporary differences	$ 289,000	$ 1,098,000